AUXIER FOCUS FUND

                       Supplement Dated November 21, 2002
                      To Prospectus Dated November 1, 2002

Until further notice, the redemption fee disclosed on page 4 of the Prospectus is waived. Shares will be redeemed without the imposition of this fee, regardless of the length of time the shares are held.


     This supplement and the Prospectus dated November 1, 2002 provide the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission dated November 1, 2002, which is incorporated herein by reference and can be obtained without charge by calling the Fund at 1-877-3-AUXIER.


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                             IMS CAPITAL VALUE FUND

                       Supplement Dated November 21, 2002
                      To Prospectus Dated November 1, 2002

Until further notice, the redemption fee disclosed on page 4 of the Prospectus is waived. Shares will be redeemed without the imposition of this fee, regardless of the length of time the shares are held.


     This supplement and the Prospectus dated November 1, 2002 provide the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission dated November 1, 2002, which is incorporated herein by reference and can be obtained without charge by calling the Fund at 1-800-934-5550.